Subsequent Events (Details) - USD ($)		12 Months Ended
	Mar. 27, 2023	Dec. 31, 2022
Subsequent Events (Details) [Line Items]
Aggregate amount	$ 220
Share Subscription		$ 22,000,000
Share Subscription Agreement		198,000,000
Combined loss		$ 980,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock share issued (in Shares)	5,469,019
Aggregate amount	$ 220,000,000